INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Carrying Value of Equity Method Investees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	May 31, 2014	Dec. 31, 2013	Apr. 30, 2013
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investees	$ 27,352		$ 17,843
Beijing Actions [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investees	3,332		2,856
Nann Capital [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investees	$ 24,020	$ 9,016	$ 14,987	$ 3,712